Intangible Assets, Net - Schedule of Estimated Future Amortization Expense for Intangible Assets (Details) - Intangible Assets [Member]	Sep. 30, 2025 USD ($)
Schedule of Estimated Future Amortization Expense for Intangible Assets [Line Items]
2026	$ 974,111
2027	974,111
2028	974,111
2029	658,547
Total	$ 3,580,880